Share capital - Summary of Issued Share Capital (Detail) - INR (₨) ₨ in Millions	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Disclosure Of Reconciliation Of Issued Capital [line Items]
Beginning balance	₨ 3,799
Shares issued during the year			₨ 1
Ending balance	₨ 3,799	₨ 3,799
Ordinary shares
Disclosure Of Reconciliation Of Issued Capital [line Items]
Beginning balance, shares	379,924,556	379,924,556
Shares issued during the year, shares	0	0
Ending balance, shares	379,924,454	379,924,556	379,924,556
Beginning balance	₨ 3,799	₨ 3,799
Shares issued during the year	0	0
Ending balance	₨ 3,799	₨ 3,799	₨ 3,799